Marketable Securities	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Marketable Securities

Marketable securities consist of available-for-sale securities over which the Company does not have significant influence or control. These investments included $3,471,587 (June 30, 2011: $Nil) invested in a monthly income bond fund and $34,000 (June 30, 2011: $40,403) invested in TSX-Venture entities.